Note 11 - Warrants - Changes in the Warrant Liability (Details) - USD ($)	3 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015
Class J Warrants [Member]
Warrant liability	$ 11,678	$ 2,524	$ 3,839
Issued
Change in fair value	$ (6,080)	$ 9,154	$ (1,315)
Warrant liability	5,598	$ 11,678	$ 2,524
Class K Warrants [Member]
Warrant liability	$ 89,867
Issued		$ 36,989
Change in fair value	$ (50,197)	52,878
Warrant liability	39,670	89,867
Series A Warrants [Member]
Warrant liability	$ 468,355	$ 101,076	$ 155,709
Issued
Change in fair value	$ (246,023)	$ 367,279	$ (54,633)
Warrant liability	$ 222,332	$ 468,355	101,076
Series B Warrants [Member]
Warrant liability			$ 78
Issued
Change in fair value			$ (78)
Warrant liability
Warrant liability	$ 569,900	$ 103,600	$ 159,626
Issued		36,989
Change in fair value	$ (302,300)	429,311	$ (56,026)
Warrant liability	$ 267,600	$ 569,900	$ 103,600